Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Operating Lease and Other Supplemental Information

The following amounts were recorded in the Company’s balance sheet relating to its operating lease and other supplemental information:

	June 30, 2024	December 31, 2023
Operating lease ROU assets	$828,447	$1,135,668

Current operating lease liabilities	384,415	539,599
Non-current operating lease liabilities	468,796	636,414
Total lease liabilities	$853,211	$1,176,013

Other supplemental information:
Weighted average remaining lease term (years)	2.82	2.86
Weighted average discount rate	4.19%	4.26%

Schedule of Supplemental Cash Flow Information Related to Leases

The following table summarizes the supplemental cash flow information related to leases:

	June 30, 2024	June 30, 2023
Cash paid for amounts included in lease liabilities	$172,613	$256,832
Right-of-use assets obtained in exchange for operating lease liabilities, net	$—	$653,663

Schedule of Maturity Analysis of Operating Lease Liabilities

The following table presents the maturity analysis of operating lease liabilities as of December 31, 2023:

Years	Operating Leases
2024	$232,036
2025	291,270
2026	186,931
2027	138,284
2028	58,566
Total lease payments	907,087
Less interest	53,876
Present value of lease liabilities	853,211